ACCRUED LIABILITIES (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Payroll tax liabilities	$ 114,448	$ 125,476
Interest And Penalties [Member]
Payroll tax liabilities	$ 42,618